Shareholder Report, Line Graph (Details) - USD ($)	Apr. 30, 2024	Mar. 28, 2024	Feb. 29, 2024	Jan. 31, 2024	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 28, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 28, 2020	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2020
C000223737
Account Value [Line Items]
Line Graph and Table Measure Name															AllianzIM U.S. Large Cap Buffer10 Jan ETF
Account Value												$ 10,145			$ 10,000				$ 14,076	$ 10,995	$ 11,187
C000238368
Account Value [Line Items]
Line Graph and Table Measure Name										AllianzIM U.S. Large Cap Buffer10 Feb ETF
Account Value										$ 10,000									13,226	10,317
C000238369
Account Value [Line Items]
Line Graph and Table Measure Name									AllianzIM U.S. Large Cap Buffer10 Mar ETF
Account Value									$ 10,000										13,127	10,549
C000218376
Account Value [Line Items]
Line Graph and Table Measure Name																		AllianzIM U.S. Large Cap Buffer10 Apr ETF
Account Value												11,401						$ 10,000	15,742	12,686	12,102	$ 10,412
C000241956
Account Value [Line Items]
Line Graph and Table Measure Name								AllianzIM U.S. Large Cap Buffer10 May ETF
Account Value								$ 10,000											12,981	10,149
C000241958
Account Value [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Large Cap Buffer10 Jun ETF
Account Value							$ 10,000												12,616	10,101
C000221038
Account Value [Line Items]
Line Graph and Table Measure Name																	AllianzIM U.S. Large Cap Buffer10 Jul ETF
Account Value												11,492					$ 10,000		15,997	12,631	12,000	10,306
C000241960
Account Value [Line Items]
Line Graph and Table Measure Name						AllianzIM U.S. Large Cap Buffer10 Aug ETF
Account Value						$ 10,000													12,143	9,414
C000241962
Account Value [Line Items]
Line Graph and Table Measure Name					AllianzIM U.S. Large Cap Buffer10 Sep ETF
Account Value					$ 10,000														11,949	9,511
C000221854
Account Value [Line Items]
Line Graph and Table Measure Name																AllianzIM U.S. Large Cap Buffer10 Oct ETF
Account Value												$ 11,181				$ 10,000			14,928	12,461	11,974	9,737
C000238366
Account Value [Line Items]
Line Graph and Table Measure Name												AllianzIM U.S. Large Cap Buffer10 Nov ETF
Account Value												$ 10,000							12,767	10,746
C000238367
Account Value [Line Items]
Line Graph and Table Measure Name											AllianzIM U.S. Large Cap Buffer10 Dec ETF
Account Value											$ 10,000								12,874	10,257
C000223738
Account Value [Line Items]
Line Graph and Table Measure Name															AllianzIM U.S. Large Cap Buffer20 Jan ETF
Account Value												10,225			$ 10,000				13,234	11,411	10,588
C000238372
Account Value [Line Items]
Line Graph and Table Measure Name										AllianzIM U.S. Large Cap Buffer20 Feb ETF
Account Value										$ 10,000									12,196	10,343
C000238373
Account Value [Line Items]
Line Graph and Table Measure Name									AllianzIM U.S. Large Cap Buffer20 Mar ETF
Account Value									$ 10,000										12,179	10,518
C000218377
Account Value [Line Items]
Line Graph and Table Measure Name																		AllianzIM U.S. Large Cap Buffer20 Apr ETF
Account Value												10,678						$ 10,000	13,223	11,406	11,038	10,235
C000241957
Account Value [Line Items]
Line Graph and Table Measure Name								AllianzIM U.S. Large Cap Buffer20 May ETF
Account Value								$ 10,000											12,011	10,171
C000241959
Account Value [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Large Cap Buffer20 Jun ETF
Account Value							$ 10,000												11,796	10,137
C000221039
Account Value [Line Items]
Line Graph and Table Measure Name																	AllianzIM U.S. Large Cap Buffer20 Jul ETF
Account Value												10,921					$ 10,000		14,079	11,894	11,024	10,192
C000241961
Account Value [Line Items]
Line Graph and Table Measure Name						AllianzIM U.S. Large Cap Buffer20 Aug ETF
Account Value						$ 10,000													11,502	9,618
C000241963
Account Value [Line Items]
Line Graph and Table Measure Name					AllianzIM U.S. Large Cap Buffer20 Sep ETF
Account Value					$ 10,000														11,362	9,685
C000221855
Account Value [Line Items]
Line Graph and Table Measure Name																AllianzIM U.S. Large Cap Buffer20 Oct ETF
Account Value												$ 10,984				$ 10,000			13,969	12,307	10,966	$ 9,745
C000238370
Account Value [Line Items]
Line Graph and Table Measure Name												AllianzIM U.S. Large Cap Buffer20 Nov ETF
Account Value												$ 10,000							12,162	10,749
C000238371
Account Value [Line Items]
Line Graph and Table Measure Name											AllianzIM U.S. Large Cap Buffer20 Dec ETF
Account Value											$ 10,000								12,335	10,264
C000248788
Account Value [Line Items]
Line Graph and Table Measure Name		AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Account Value		$ 10,000																	10,679
C000248789
Account Value [Line Items]
Line Graph and Table Measure Name	AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Account Value	$ 10,000																		11,109
C000230498
Account Value [Line Items]
Line Graph and Table Measure Name													AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Account Value												9,160	$ 10,000						11,751	9,749
C000247811
Account Value [Line Items]
Line Graph and Table Measure Name				AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Account Value				$ 10,000															11,004
C000247812
Account Value [Line Items]
Line Graph and Table Measure Name			AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Account Value			$ 10,000																10,865
C000230499
Account Value [Line Items]
Line Graph and Table Measure Name														AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Account Value												$ 9,691		$ 10,000					12,663	$ 10,797	$ 10,277
C000247813
Account Value [Line Items]
Line Graph and Table Measure Name	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Account Value	$ 10,000																		10,787
C000247817
Account Value [Line Items]
Line Graph and Table Measure Name				AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Account Value				$ 10,000															11,118
C000247818
Account Value [Line Items]
Line Graph and Table Measure Name		AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Account Value		$ 10,000																	$ 10,817